OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2014
OTHER INCOME (EXPENSES), NET [Abstract]
OTHER INCOME (EXPENSES), NET

NOTE 12—OTHER INCOME (EXPENSES), NET

Other income (expenses), net consists of the following:

	Years ended December 31,
	2014	2013	2012
	(in thousands)
Foreign exchange (losses) gains	$(586)	$3,856	$(4,675)
Gain(loss) from the currency translation adjustment(1)	(121)	7,088	—
Tax reversal for expiration of the statute of limitations(2)	992	1,240	1,499
ESA loan impairment (3).	(2,788)	—	—
Other	254	(704)	203
Total	$(2,249)	$11,480	$(2,973)

(1)
During 2013, the Company recognized $7.1 million gain in the Consolidated Statements of Operations and Comprehensive Income (Loss) on the reversal of the cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of two previously inactive Chinese entities. The prior cumulative translation adjustment primarily resulted from the difference between local functional currency and the Company's reporting currency.

(2)
Previously, when the Company divested its Korean subsidiary, the Company provided a tax reserve as it offered indemnification to the buyer for the uncertain tax position arising in the periods before the divestiture. In April 2012, approximately $1.5 million of such tax reserve was released due to the expiration of the statute of limitations, which is five years after the filing of the tax return. In 2013, approximately $1.2 million of such tax reserve was released due to expiration of statute of limitations. In 2014, remaining amount of approximately $1.0 million of such tax reserve was released due to expiration of statute of limitations.

(3)
The Company signed the loan agreement to for a total amount of $5.6 million in the fourth quarter of 2012, $4.0 million was drawdown in the fourth quarter of 2012 and the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with subsequently extended the maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million. The Company has performed an assessment on the need for a valuation reserve and $2.8 million was charged as impairment in other expenses in 2014 as the collection term was due. The management expects to collect the remaining $2.0 million balance in the second quarter of 2015.